Shareholders' Equity (Details) - Schedule of non-vested shares issued - $ / shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of non-vested shares issued [Abstract]
Nonvested at beginning of period	858,750	1,044,375
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 0.23	$ 0.21
Granted
Weighted Average Grant Date Fair Value, Granted
Vested	(12,500)	(225,000)
Weighted Average Grant Date Fair Value, Vested	$ (0.21)	$ (0.21)
Forfeited	(75,000)	(29,375)
Weighted Average Grant Date Fair Value, Forfeited	$ (0.32)	$ (0.12)
Nonvested at end of period	771,250	790,000
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 0.22	$ 0.22